VIA EDGAR

                              January 3, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam California Tax Exempt Income Trust (Reg. No. 2-81011)
     (811-3630) (the "Trust")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of combined prospectus/proxy statement and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 29, 1995.

      Comments or questions concerning this certificate may be directed to Karl W. Saur at 1-800-225-2465, ext. 1698.

                              Very truly yours,

                              Putnam  California Tax Exempt
                              Income Trust

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President

cc:  Joseph T. Turo, Esq.
     John Kingston, Esq.